Earnings Loss Per Share	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Earnings Loss Per Share
15. E
ARNINGS
P
ER
S
HARE
Class B common stock does not have economic rights in the Company and as a result, is not considered a participating security for basic and diluted income (loss) per share. As such, basic and diluted income (loss) per share of Class B common stock has not been presented. The following table sets forth the computation of basic and diluted net income per share of Class A common stock for the three months ended March 31, 2022, the period where the Company had Class A and Class B common stock outstanding (in thousands, except share and per share data):

Numerator—basic:
Net income	$3,138
Less: Income attributable to redeemable noncontrolling interests	1,879

Net income attributable to Class A Common Stockholders—basic	1,259

Denominator—basic:
Weighted average Class A common stock outstanding—basic	79,151,929

Net income per Class A common stock—basic	$0.02

Numerator—diluted:
Net income attributable to Class A Common Stockholders—basic	$1,259
Net income effect of dilutive securities:
Noncontrolling interests	1,720
Effect of Exercise Warrants	9
Effect of RSUs	—

Net income attributable to Class A Common Stockholders—diluted	2,988

Denominator—diluted:
Weighted average Class A common stock outstanding—basic	79,151,929
Weighted average effect of dilutive securities:
Noncontrolling interests	118,200,000
Effect of Exercise Warrants	1,035,625
Effect of RSUs	26,593

Weighted average Class A common stock outstanding—diluted	198,414,147

Net income per Class A common stock—diluted	$0.02

Potential shares of common stock are excluded from the computation of diluted net income per share if their effect would have been anti-dilutive for the period presented or if the issuance of shares is contingent upon events that did not occur by the end of the period.
The following table presents potentially dilutive securities excluded from the computation of diluted net income per share for the three months ended March 31, 2022:

RSUs	1,292,011
Stock options	6,660,995
Class A Warrants	24,652,569
Exercise Warrants	17,000,000
Hoya Intermediate Warrants	6,000,000
We analyzed the calculation of income (loss) per share for periods prior to the Merger Transaction and determined that it resulted in values that would not be meaningful to the users of the condensed consolidated financial statements. Therefore, income (loss) per share information has not been presented for periods prior to the Merger Transaction.

21. L
OSS
P
ER
S
HARE
We calculate basic and diluted net loss per share of Class A common stock in accordance with ASC 260,
Earnings per Share.
Class B common stock does not have economic rights in the Company and as a result, is not considered a participating security for basic and diluted loss per share. As such, basic and diluted loss per share of Class B common stock has not been presented. Net loss per Class A common stock–basic is calculated by dividing net income attributable to Class A Common Stockholders by the weighted-average shares of Class A common stock outstanding.
Net loss per Class A common stock–diluted is based on the average number of shares of Class A common stock used for the basic earnings per share calculation, adjusted for the weighted-average number of common share equivalents outstanding for the period determined using the treasury stock method and if-converted
method, as applicable. Net loss attributable to Class A Common Stockholders–diluted is adjusted for our share of Hoya Intermediate’s consolidated net loss after giving effect to Common Units of Hoya Intermediate that convert into potential shares of Class A common stock, to the extent it is dilutive. In addition, Net loss attributable to Class A Common Stockholders–diluted is adjusted for the impact of changes in the fair value of Hoya Intermediate Warrants, to the extent they are dilutive.
We analyzed the calculation of loss per share for periods prior to the Merger Transaction and determined that it resulted in values that would not be meaningful to the users of the consolidated financial statements. Therefore, loss per share information has not been presented for periods prior to the Merger Transaction.
The following table sets forth the computation of basic and diluted net loss per share of Class A common stock and represents the period from October 18, 2021 to December 31, 2021, the period where the Company had Class A and Class B common stock outstanding (in thousands, except share and per share data):

October 18, 2021 through December 31, 2021
Numerator—basic:
Net loss	$(6,293)
Less: Loss attributable to redeemable noncontrolling interests	3,010

Net loss attributable to Class A Common Stockholders—basic	(3,283)

Denominator—basic:
Weighted average Class A common stock outstanding—basic	77,498,775

Net loss per Class A common stock—basic	$(0.04)

Numerator—diluted:
Net loss attributable to Class A Common Stockholders—basic	$(3,283)
Net loss effect of dilutive securities:
Effect of dilutive Hoya Intermediate Warrants	(123)

Net loss attributable to Class A Common Stockholders—diluted	(3,406)

Denominator—diluted:
Weighted average Class A common stock outstanding—basic	77,498,775
Weighted average effect of dilutive securities:
Effect of dilutive Hoya Intermediate Warrants	—

Weighted average Class A common stock outstanding—diluted	77,498,775

Net loss per Class A common stock—diluted	$(0.04)

Potential shares of common stock are excluded from the computation of diluted net loss per share if their effect would have been anti-dilutive for the period presented or if the issuance of shares is contingent upon events that did not occur by the end of the period.

The following table presents potentially dilutive securities excluded from the computation of diluted net loss per share for the period presented:

For the Year Ended December 31,
2021
RSUs	1,378,111
Stock options	4,061,486
Class A Warrants	24,652,569
Exercise Warrants	34,000,000
Hoya Intermediate Warrants	4,000,000
Shares of Class B common stock	118,200,000